Term Loan (FY) - Schedule of Interest Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Interest expense	$ 299	$ 781	$ 1,072	$ 1,554	$ 3,133	$ 2,094
Coupon rate (percent)		(10.30%)		(10.30%)	(10.30%)
Amortization of debt discount and accretion of Final Fee	176	$ 520	771	$ 1,010	$ 2,141	1,217
Accretion of debt discount (percent)		(8.94%)		(8.94%)	(8.94%)
Total interest expense	$ 475	$ 1,301	$ 1,843	$ 2,564	$ 5,274	$ 3,311
Effective interest rate (percent)		19.24%		19.24%	19.24%